UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         August 15, 2001
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 66
                                        -------------------

Form 13F Information Table Value Total: $ 286,381
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
AFLAC                          com         001055102     5373   170632  SH       SOLE                139237             31395
AOL Time Warner                com         00184A105    10873   205146  SH       SOLE                164905             40241
Abbott Laboratories            com         002824100      783    16310  SH       SOLE                  8530              7780
Advanced Tissue Sciences       com         00755F103      105    21000  SH       SOLE                 21000
Allergan, Inc.                 com         018490102     3667    42886  SH       SOLE                 33441              9445
Amer Home Products             com         026609107      910    15565  SH       SOLE                  8065              7500
Amer Int'l Group               com         026874107    10343   120268  SH       SOLE                 93819             26449
Amgen                          com         031162100     4990    82233  SH       SOLE                 66818             15415
Automatic Data Proc            com         053015103     7522   151343  SH       SOLE                113128             38215
Bank One Corp                  com         06423A103      849    23709  SH       SOLE                 19163              4546
BellSouth Corp                 com         079860102      201     4985  SH       SOLE                  4985
Bristol-Myers Squibb           com         110122108     5080    97140  SH       SOLE                 80446             16694
CVS Corp.                      com         126650100      222     5743  SH       SOLE                   427              5316
Calpine Corporation            com         131347106     8855   234250  SH       SOLE                188695             45555
Cintas Corp.                   com         172908105     3046    65850  SH       SOLE                 52325             13525
Cisco Systems Inc              com         17275R102     6095   334885  SH       SOLE                267757             67128
Citigroup                      com         172967101     8360   158220  SH       SOLE                128134             30086
Clear Channel Communication    com         184502102     5373    85688  SH       SOLE                 68918             16770
Coca-Cola                      com         191216100      435     9660  SH       SOLE                  7660              2000
Comerica                       com         200340107     2039    35400  SH       SOLE                 25275             10125
Concord EFS Inc.               com         206197105     2940    56525  SH       SOLE                 46400             10125
Costco Wholesale Corp          com         22160K105     5856   142546  SH       SOLE                113731             28815
Dell Computers                 com         247025109     3164   120994  SH       SOLE                102079             18915
Disney (Walt)Holding Co.       com         254687106      328    11362  SH       SOLE                 11362
EMC Inc.                       com         268648102     3272   112628  SH       SOLE                 90288             22340
Emerson Electric               com         291011104     3247    53670  SH       SOLE                 41896             11774
Exxon-Mobil Corp               com         30231G102    10157   116277  SH       SOLE                 93249             23028
Fannie Mae                     com         313586109      260     3055  SH       SOLE                  1425              1630
Fifth Third Bancorp            com         316773100      293     4882  SH       SOLE                  4207               675
Ford Motor Co                  com         345370100      507    20671  SH       SOLE                 16827              3844
Genentech                      com         368710406     3885    70504  SH       SOLE                 57424             13080
General Electric               com         369604103    15464   317212  SH       SOLE                239839             77372
Global Crossing Ltd.           com         G3921A100     2961   342748  SH       SOLE                280378             62370
Home Depot                     com         437076102     8711   187123  SH       SOLE                151678             35445
Int'l Bus. Machines            com         459200101     7133    63123  SH       SOLE                 49811             13312
Intel Corp                     com         458140100     7650   261533  SH       SOLE                199312             62221
Interpublic Grp Cos            com         460690100     4453   151717  SH       SOLE                120987             30730
J.P. Morgan Chase & Co.        com         46625H100     4921   110346  SH       SOLE                 89516             20830
JDS Uniphase Corp              com         46612J101     4302   344181  SH       SOLE                280226             63955
Johnson & Johnson              com         478160104     6904   138072  SH       SOLE                114940             23132
Kohl's Corp.                   com         500255104     2940    46870  SH       SOLE                 36535             10335
Lilly (Eli)                    com         532457108      631     8528  SH       SOLE                  5908              2620
Medtronic Inc                  com         585055106     7913   171992  SH       SOLE                138452             33540
Mellon Financial Corp.         com         58551A108     1344    30000  SH       SOLE                 30000
Merck & Co                     com         589331107     7286   113999  SH       SOLE                 90119             23880
Microsoft                      com         594918104    11273   154426  SH       SOLE                125729             28697
Minnesota Min'g/Mfg            com         604059105      596     5225  SH       SOLE                  2588              2637
Morgan Stanley Dean Witter     com         617446448      231     3600  SH       SOLE                  3600
Northern Trust Company         com         665859104     7135   114156  SH       SOLE                 91216             22940
Oracle Corp                    com         68389X105     6821   359026  SH       SOLE                276645             82381
Pfizer, Inc                    com         717081103     6843   170867  SH       SOLE                141922             28945
Procter & Gamble               com         742718109      308     4830  SH       SOLE                  4430               400
QUALCOMM Inc                   com         747525103     5239    89579  SH       SOLE                 73014             16565
Qwest Communication Intl Inc.  com         749121109     2428    76169  SH       SOLE                 61119             15050
Royal Dutch Petrol             com         780257804      287     4928  SH       SOLE                  4928
S & P Depository Receipts      com         78462F103     2170    17703  SH       SOLE                 15323              2380
Schwab (Charles) Corp          com         808513105     6139   401210  SH       SOLE                300638            100572
Stryker Corp                   com         863667101     2568    46819  SH       SOLE                 18754             28065
Sun Microsystems               com         866810104      189    12031  SH       SOLE                 10331              1700
Sysco Corp                     com         871829107     8086   297829  SH       SOLE                233855             63974
Texas Instruments              com         882508104     2896    91933  SH       SOLE                 74703             17230
Tyco International             com         902124106    10148   186204  SH       SOLE                152064             34140
Vodafone Group PLC ADR         com         92857W100     3358   150252  SH       SOLE                123040             27212
Wal Mart Stores                com         931142103     3224    66071  SH       SOLE                 53531             12540
WorldCom Group                 com         98157D106     4591   323326  SH       SOLE                267186             56140
WorldCom Inc-MCI Group         com         98157D304      208    12919  SH       SOLE                 10682              2237